Cover Page	Feb. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	OASIS PETROLEUM INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34776
Entity Tax Identification Number	80-0554627
Entity Address, Address Line One	1001 Fannin Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	281
Local Phone Number	404-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001486159
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEOn February 7, 2022, Oasis Petroleum Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Report”) to announce that on February 1, 2022, Oasis Midstream Partners LP (“OMP”) completed the transactions contemplated by that certain Agreement and Plan of Merger (the “Merger Agreement”), dated as of October 25, 2021, by and among OMP, Crestwood Equity Partners LP, a Delaware limited partnership (“Crestwood”), Project Falcon Merger Sub LLC, a Delaware limited liability company and direct wholly owned subsidiary of Crestwood, Project Phantom Merger Sub LLC, a Delaware limited liability company and direct wholly owned subsidiary of Crestwood, OMP GP LLC, a Delaware limited liability company and the general partner of OMP (“OMP GP”), and, solely for the purposes of Section 2.1(a)(i) of the Merger Agreement, Crestwood Equity GP LLC, the general partner of Crestwood. Pursuant to the Merger Agreement, the Company agreed to sell to Crestwood its entire ownership of OMP common units and all of the limited liability company interests of OMP GP in exchange for $160.0 million in cash and approximately 21 million common units representing limited partner interests of Crestwood (the “OMP Merger”). This Current Report on Form 8-K/A (the “Amendment”) amends and supplements the Initial Report to provide the historical financial statements and the pro forma financial information required by Item 9.01 of Form 8-K. No other modifications to the Initial Report are being made by this Amendment. This Amendment should be read in connection with the Initial Report, which provides a more complete description of the OMP Merger.